OTHER ACCRUED LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Accrued Liabilities Details
Total due	$ 334,000
Less current portion	(187,000)
Long-term, less current portion	$ 147,000